TAXES - Reconciliation (Details) - USD ($)	12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2023
Income Tax Amount Reconciliation
Income tax (benefit) expense at PRC statutory income tax rate	$ (2,738,283)	$ (325,853)	$ 104,890
Impact of different tax rates in other jurisdictions	2,315,830	(21,332)	(94,271)
Effect of PRC preferential tax rate	278,466	266,791	116,831
Effect of change in tax rate			233,082
Super deduction of qualified R&D expenditures	(5,277)	(26,306)	(28,390)
Effect of change in valuation allowance	50,952	187,751	(111,786)
Net operating losses expired	11,576	5,096
Non-deductible items and other		164	36,975
Income tax (benefit) expense	$ (86,736)	$ 86,311	$ 257,331
Qualified R&D Expenditures of PRC Deduction Percentage	100.00%